Balance Sheets (USD $)	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,629,143
Cash-restricted	250,000
Marketable securities, available-for-sale	16,368,776
Accounts receivable	8,740,000
Prepaid expenses and other current assets	890,123
Total current assets	33,878,042
Cash-restricted	200,000
Marketable securities, available-for-sale	784,156
Property and equipment, net	402,710
Other assets	64,296
Total assets	35,329,204
Current liabilities:
Notes payable-current portion	4,420,238
Accounts payable	642,758
Accrued expenses	587,804
Interest payable	110,625
Deferred revenue	943,693
Total current liabilities	6,705,118
Deferred rent and lease incentives	89,638
Notes payable	10,085,678
Interest payable	82,222
Preferred stock warrant liability	720,375
Total liabilities	17,683,031
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.0001 par value, 312,825,000 shares authorized, 588,988 and 554,755 issued and 588,733 and 546,805 outstanding at December 31, 2013 and 2012, respectively	55
Additional paid in capital	3,807,708
Treasury stock	(18,917)
Accumulated other comprehensive income	2,973
Accumulated deficit	(112,015,577)
Total stockholders' equity (deficit)	(108,223,758)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	35,329,204
Series A-1 preferred stock
Convertible preferred stock:
Convertible preferred stock	675,000
Series A-2 preferred stock
Convertible preferred stock:
Convertible preferred stock	16,379,250
Series B preferred stock
Convertible preferred stock:
Convertible preferred stock	63,964,035
Series C preferred stock
Convertible preferred stock:
Convertible preferred stock	14,936,553
Series D preferred stock
Convertible preferred stock:
Convertible preferred stock	$ 29,915,093